Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 — ACCOUNTS RECEIVABLE, NET

The accounts receivable consists of the following:

	December 31, 2021	December 31, 2020

Account receivable from services	$11,592,952	$5,018,839
Account receivable from sales	7,004,013	-
Total	18,596,965	5,018,839
Less: allowance for doubtful accounts	(80,815)	(78,927)
Accounts receivable, net	$18,516,150	$4,939,912